Income Taxes - Reconciliation of Effective Tax Rate and Statutory Income Tax Rate (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Tax Disclosure [Abstract]
Loss before income taxes	¥ (507,446)		¥ (828,087)	¥ (394,798)
Income tax benefit computed at an applicable tax rate of 25%	(126,862)		(207,022)	(98,699)
Permanent differences	51,216		106,509	13,279
Effect of income tax rate differences in jurisdictions other than PRC	30,189		38,490
Effect of preferential tax rate	(12,211)		(554)	(26)
Change in valuation allowance	69,856		67,899	87,882
Income tax expenses net	¥ 12,188	$ 1,751	¥ 5,322	¥ 2,436